Benefit Plans - Plan Assets and Benefit Obligation Activity (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in fair value of plan assets
Fair value at beginning of measurement period	$ 117,768	$ 96,581	$ 117,768	$ 96,581
Actual return on plan assets			31,518	11,256
Company contributions	12,600	16,000	12,638	15,900
Benefits paid			(9,185)	(5,969)
Fair value at end of measurement period			152,739	117,768	96,581
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	97,653	81,507	97,653	81,507
Service cost			4,817	4,271	4,557
Interest cost			4,223	4,048	3,967
Actuarial (gains)/loss			(8,329)	13,796
Benefits paid			(9,185)	(5,969)
Projected benefit obligation at the end of measurement period			89,179	97,653	81,507
Funded status at end of year (fair value of plan assets less benefit obligation)			$ 63,560	$ 20,115